                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                                                             (THREADNEEDLE LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 7, 2008


FUND (Prospectus Date)                  FORM #
----------------------------------------------------
RIVERSOURCE 120/20 CONTRARIAN EQUITY
  FUND (6/27/08)                        S-6502-99 F
RIVERSOURCE 130/30 U.S. EQUITY FUND
  (6/27/08)                             S-6502-99 F
RIVERSOURCE ABSOLUTE
  RETURN CURRENCY AND INCOME FUND
  (6/27/08)                             S-6502-99 F
RIVERSOURCE BALANCED FUND (11/29/07)    S-6326-99 AC
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
  (10/30/08)                            S-6328-99 AH
RIVERSOURCE CASH MANAGEMENT FUND
  (9/29/08)                             S-6320-99 AF
RIVERSOURCE DISCIPLINED EQUITY FUND
  (9/29/08)                             S-6263-99 H
RIVERSOURCE DISCIPLINED
  INTERNATIONAL EQUITY FUND (12/28/07)  S-6506-99 D
RIVERSOURCE DISCIPLINED
  LARGE CAP GROWTH FUND (11/29/07)      S-6285-99 C
RIVERSOURCE DISCIPLINED LARGE CAP
  VALUE FUND (8/1/08)                   S-6523-99 A
RIVERSOURCE DISCIPLINED
  SMALL AND MID CAP EQUITY FUND
  (9/29/08)                             S-6505-99 E
RIVERSOURCE DISCIPLINED SMALL CAP
  VALUE FUND (9/29/08)                  S-6397-99 E
RIVERSOURCE DIVERSIFIED BOND FUND
  (10/30/08)                            S-6495-99 AC
RIVERSOURCE DIVERSIFIED EQUITY INCOME
  FUND (11/29/07)                       S-6475-99 AC
RIVERSOURCE DIVIDEND OPPORTUNITY FUND
  (8/29/08)                             S-6341-99 AD
RIVERSOURCE EMERGING MARKETS BOND FUND
  (12/28/07)                            S-6398-99 D
RIVERSOURCE EQUITY VALUE FUND
  (5/30/08)                             S-6382-99 W
RIVERSOURCE FLOATING RATE FUND
  (9/29/08)                             S-6501-99 E
RIVERSOURCE GLOBAL BOND FUND
  (12/28/07)                            S-6309-99 AD
RIVERSOURCE GLOBAL TECHNOLOGY FUND
  (12/28/07)                            S-6395-99 M
RIVERSOURCE GROWTH FUND (9/29/08)       S-6455-99 AD
RIVERSOURCE HIGH YIELD BOND FUND
  (7/30/08)                             S-6370-99 AD
RIVERSOURCE INCOME BUILDER BASIC
  INCOME FUND (3/31/08)                 S-6394-99 E
RIVERSOURCE INCOME
  BUILDER ENHANCED INCOME FUND
  (3/31/08)                             S-6394-99 E
RIVERSOURCE INCOME
  BUILDER MODERATE INCOME FUND
  (3/31/08)                             S-6394-99 E
RIVERSOURCE INCOME OPPORTUNITIES FUND
  (9/29/08)                             S-6266-99 H
RIVERSOURCE INFLATION PROTECTED
  SECURITIES FUND (9/29/08)             S-6280-99 G
RIVERSOURCE INTERMEDIATE TAX-EXEMPT
  FUND (1/29/08)                        S-6355-99 T
RIVERSOURCE LARGE CAP EQUITY FUND
  (9/29/08)                             S-6244-99 J
RIVERSOURCE LARGE CAP VALUE FUND
  (9/29/08)                             S-6246-99 J
RIVERSOURCE LIMITED DURATION BOND FUND
  (9/29/08)                             S-6265-99 H
RIVERSOURCE MID CAP GROWTH FUND
  (1/29/08)                             S-6426-99 AD
RIVERSOURCE MID CAP VALUE FUND
  (11/29/07)                            S-6241-99 J
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
  (10/30/08)                            S-6328-99 AH
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
  (10/30/08)                            S-6328-99 AH
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH
  FUND (7/30/08)                        S-6260-99 J
RIVERSOURCE PARTNERS FUNDAMENTAL VALUE
  FUND (7/30/08)                        S-6236-99 L
RIVERSOURCE PARTNERS INTERNATIONAL
  SELECT GROWTH FUND (12/28/07)         S-6243-99 L
RIVERSOURCE PARTNERS INTERNATIONAL
  SELECT VALUE FUND (12/28/07)          S-6242-99 L
RIVERSOURCE PARTNERS INTERNATIONAL
  SMALL CAP FUND (12/28/07)             S-6258-99 J
RIVERSOURCE PARTNERS SELECT VALUE FUND
  (7/30/08)                             S-6240-99 K
RIVERSOURCE PARTNERS SMALL CAP EQUITY
  FUND (7/30/08)                        S-6237-99 L
RIVERSOURCE PARTNERS SMALL CAP GROWTH
  FUND (5/30/08)                        S-6301-99 L
RIVERSOURCE PARTNERS SMALL CAP VALUE
  FUND (7/30/08)                        S-6239-99 L
RIVERSOURCE PORTFOLIO BUILDER
  AGGRESSIVE FUND (3/31/08)             S-6282-99 G
RIVERSOURCE PORTFOLIO BUILDER
  CONSERVATIVE FUND (3/31/08)           S-6282-99 G
RIVERSOURCE PORTFOLIO BUILDER
  MODERATE AGGRESSIVE FUND (3/31/08)    S-6282-99 G
RIVERSOURCE PORTFOLIO BUILDER
  MODERATE CONSERVATIVE FUND (3/31/08)  S-6282-99 G
RIVERSOURCE PORTFOLIO BUILDER MODERATE
  FUND (3/31/08)                        S-6282-99 G
RIVERSOURCE PORTFOLIO BUILDER
  TOTAL EQUITY FUND (3/31/08)           S-6282-99 G
RIVERSOURCE PRECIOUS METALS AND MINING
  FUND (5/30/08)                        S-6142-99 AE
RIVERSOURCE REAL ESTATE FUND (8/29/08)  S-6281-99 G
RIVERSOURCE RETIREMENT PLUS 2010 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2015 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2020 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2025 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2030 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2035 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2040 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE RETIREMENT PLUS 2045 FUND
  (6/27/08)                             S-6507-99 E
RIVERSOURCE S&P 500 INDEX FUND
  (3/31/08)                             S-6434-99 N
RIVERSOURCE SHORT DURATION
  U.S. GOVERNMENT FUND (7/30/08)        S-6042-99 AE
RIVERSOURCE SMALL CAP ADVANTAGE FUND
  (5/30/08)                             S-6427-99 N
RIVERSOURCE SMALL COMPANY INDEX FUND
  (3/31/08)                             S-6357-99 U
RIVERSOURCE STRATEGIC ALLOCATION FUND
  (11/29/07)                            S-6141-99 AD
RIVERSOURCE STRATEGIC INCOME
  ALLOCATION FUND (11/29/07)            S-6287-99 C
RIVERSOURCE TAX-EXEMPT BOND FUND
  (1/29/08)                             S-6310-99 AE
RIVERSOURCE TAX-EXEMPT HIGH INCOME
  FUND (1/29/08)                        S-6430-99 AE
RIVERSOURCE TAX-EXEMPT MONEY MARKET
  FUND (2/29/08)                        S-6433-99 AE
RIVERSOURCE U.S. GOVERNMENT MORTGAGE
  FUND (7/30/08)                        S-6245-99 K
THREADNEEDLE
  EMERGING MARKETS FUND (12/28/07,
  amended 3/31/08)                      S-6354-99 U
THREADNEEDLE EUROPEAN
  EQUITY FUND (12/28/07, amended
  3/31/08)                              S-6006-99 M
THREADNEEDLE GLOBAL EQUITY FUND
  (8/1/08)                              S-6334-99 AF
THREADNEEDLE GLOBAL EQUITY INCOME FUND
  (8/1/08)                              S-6334-99 AF
THREADNEEDLE GLOBAL EXTENDED ALPHA
  FUND (8/1/08)                         S-6334-99 AF
THREADNEEDLE INTERNATIONAL
  OPPORTUNITY FUND (12/28/07, amended
  3/31/08)                              S-6140-99 AF

Effective November 7, 2008, RiverSource Investments, LLC, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition of J. & W. Seligman & Co. Incorporated ("Seligman Investments"). Seligman Investments served as investment manager to the Seligman group of funds.

The RiverSource Complex of Funds disclosure on the Table of Contents page is revised as follows:

RIVERSOURCE COMPLEX OF FUNDS

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.

The first paragraph in the "Investment Manager" section is revised as follows:

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Partners funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Complex of Funds disclosure in the "Buying and Selling Shares"
section is revised as follows:

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, AND "THREADNEEDLE" FUNDS (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDES "SELIGMAN" FUNDS. THE RIVERSOURCE FUNDS AND THE SELIGMAN FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), BUT INVESTORS MAY NOT CURRENTLY MAKE EXCHANGES BETWEEN THE SELIGMAN FUNDS AND THE RIVERSOURCE FUNDS. SELIGMAN FUNDS GENERALLY HAVE SEPARATE AND DISTINCT POLICIES AND PROCEDURES FROM THE RIVERSOURCE FUNDS. THE RIVERSOURCE FUNDS SHARE THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT INCLUDE THE MARKET VALUE OF ANY SELIGMAN FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

FOR ALL FUNDS EXCEPT RIVERSOURCE CASH MANAGEMENT FUND, RIVERSOURCE S&P 500 INDEX FUND AND RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND: Effective Dec. 1, 2008, the "Investment Options Summary" table in the "Buying and Selling Shares" section is revised as follows:

INVESTMENT OPTIONS SUMMARY

                                                             CONTINGENT                                         PLAN
                                  INITIAL SALES              DEFERRED SALES             DISTRIBUTION AND        ADMINISTRATION
                AVAILABILITY(a)   CHARGE                     CHARGE (CDSC)              SERVICE FEE(b)          FEE
----------------------------------------------------------------------------------------------------------------------------------
Class A         Available to all  Yes. Payable at time of    No.(c)                     Yes.                    No.
                investors.        purchase.  Lower or no                                0.25%
                                  sales charge for larger
                                  investments.
----------------------------------------------------------------------------------------------------------------------------------

Class B(d),(e)  Available to all  No. Entire purchase price  Maximum 5% CDSC during     Yes.                    No.
                investors.        is invested in shares of   the first year decreasing  1.00%
                                  the fund.                  to 0% after six years.
----------------------------------------------------------------------------------------------------------------------------------

Class C         Available to all  No. Entire purchase price  1% CSDC may apply if you   Yes.                    No.
                investors.        is invested in shares of   sell shares within one     1.00%
                                  the fund.                  year after purchase.
----------------------------------------------------------------------------------------------------------------------------------


                                                             CONTINGENT                                         PLAN
                                  INITIAL SALES              DEFERRED SALES             DISTRIBUTION AND        ADMINISTRATION
                AVAILABILITY(a)   CHARGE                     CHARGE (CDSC)              SERVICE FEE(b)          FEE
----------------------------------------------------------------------------------------------------------------------------------
Class I         Limited to        No.                        No.                        No.                     No.
                qualifying
                investors.
----------------------------------------------------------------------------------------------------------------------------------

Class R2        Limited to        No.                        No.                        Yes.                    Yes.
                qualifying                                                              0.50%                   0.25%
                investors.
----------------------------------------------------------------------------------------------------------------------------------

Class R3        Limited to        No.                        No.                        Yes.                    Yes.
                qualifying                                                              0.25%                   0.25%
                investors.
----------------------------------------------------------------------------------------------------------------------------------

Class R4        Limited to        No.                        No.                        No.                     Yes.
                qualifying                                                                                      0.25%
                investors.
----------------------------------------------------------------------------------------------------------------------------------

Class R5        Limited to        No.                        No.                        No.                     No.
                qualifying
                investors.
----------------------------------------------------------------------------------------------------------------------------------

Class W         Limited to        No.                        No.                        Yes.                    No.
                qualifying                                                              0.25%
                discretionary
                managed
                accounts.
----------------------------------------------------------------------------------------------------------------------------------



  (a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
  (b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
  (c) A 1% CDSC may be accessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
         A -- contingent deferred sales charge" for more information.
  (d)    See "Buying and Selling Shares, Sales Charges, Class B and Class
         C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
  (e) Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource fund.

FOR ALL FUNDS EXCEPT RIVERSOURCE CASH MANAGEMENT FUND, RIVERSOURCE S&P 500 INDEX FUND AND RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND: Effective Dec. 1, 2008, the following information is added after the section "Sales Charges -- Initial Sales Charge -- Waivers of the sales charge for Class A shares":

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased after Dec. 1, 2008 without a sales charge, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

     - To which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.
     - Purchased through reinvestment of dividends and capital gain distributions.
     - In the event of the shareholder's death.
     - From a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.
     - In an account that has been closed because it falls below the minimum account balance.
     - That result in mandatory withdrawals from an ERISA plan of a shareholder who is at least 70 1/2 years old.
     - That result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.
     - Purchased prior to Dec. 1, 2008.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional purchases or categories of purchases. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

The following information is added to the section "Exchanges -- Other exchange policies":

     - If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

FOR ALL FUNDS EXCEPT RIVERSOURCE S&P 500 INDEX FUND: Effective Nov. 21, 2008, the Repurchases paragraph in the "Selling Shares" section is revised as follows:

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of RiverSource funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any RiverSource fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The following paragraph in the "Additional Services and Compensation" section is revised as follows:

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Seligman Advisors, Inc., 100 Park Avenue, New York, New York 10017, (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

S-6495-10 A (11/08)